UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (Parenthetical) $ in Thousands			9 Months Ended
		Jun. 30, 2016 shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)		Dec. 31, 2016 USD ($) shares
Cash distributions	[1]		$ 119,372	$ 114,594
Partners' Capital			$ 717,211	586,035		$ 604,429
Partners' Capital | Subordinated Units
Number of subordinated units converted into common units (in shares) | shares		15,949,831
Partners' Capital | Common Units
Subordinated units converted into common units, conversion ratio		1
Limited Partner
Limited partner units (in shares) | shares			69,248,291			64,073,291
Limited Partner | Subordinated Units
Cash distributions	[1],[2]			18,422
Limited partner units (in shares) | shares			0
Partners' Capital			$ 0	0	[2]	$ 0
General Partner
Cash distributions	[1]		2,387	8,776
Partners' Capital			52,780	44,236		50,942
Incentive Distribution Rights
Cash distributions			0	$ 6,500
Incentive Distribution Rights | General Partner
Partners' Capital			$ 32,500			$ 32,500

[1]	This includes cash distributions to Incentive Distribution Rights (“IDRs”) holders for the nine months ended September 30, 2017 and 2016 of $nil and $6.5 million, respectively.
[2]	In June 2016, our board of directors determined that the conditions precedent for the expiration of the subordination period set forth in the definition of "Subordination Period" contained in the Partnership Agreement were satisfied, and on June 30, 2016, all 15,949,831 subordinated units (all of which were held by Golar) converted into common units on a one-for-one basis. As of September 30, 2017, there are no subordinated units.As of September 30, 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million (December 31, 2016: $32.5 million)